Filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended Securities Act File No. 333-81141

Third Avenue Variable Series Trust
(the “Trust”)

FFI Strategies Portfolio
(the “Portfolio”)

Supplement dated November 9, 2020 to the Prospectus dated April 30, 2020

The information in this Supplement contains new and additional information beyond that in the Prospectus and should be read in conjunction with the Prospectus.

Change In Investment Strategy

Effective November 30, 2020, Cadence Capital Management LLC (“Cadence”) has resigned its position as sub-adviser to the Portfolio. Accordingly, as of such date, Third Avenue Management LLC (“Third Avenue” or the “Adviser”) will assume portfolio management responsibilities for the portion of the Portfolio that had previously been allocated to Cadence by Third Avenue. Therefore, the following changes to the Prospectus are effective as of November 30, 2020:

1.	The section entitled “Principal Investment Strategies” on pages 2-3 of the Prospectus is hereby removed and replaced with the following:

The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities). Adhering to this strict value discipline, the Portfolio generally seeks to construct a focused portfolio of high conviction opportunities. The Adviser seeks investments whose market prices are low in relation to what it believes is their intrinsic value and/or whose total return potential is considered to be high. The Adviser believes this both lowers investment risk and increases capital appreciation and total return potential. Accordingly, the Adviser seeks to identify investment opportunities through intensive research of individual companies and, generally, does not focus solely on stock market conditions and other macro factors. For these reasons, the Adviser may seek investments in the equity securities and senior securities, such as convertible securities, preferred stocks and debt instruments (including high yield and distressed securities, often referred to as “junk”, that may be in default and may have any or no credit rating) of companies in industries that are believed to be undervalued or temporarily depressed. The Portfolio also invests in both domestic and foreign securities.

Third Avenue follows a strategy of long-term investing. The Adviser will generally sell an investment when there has been a fundamental change in the business or capital structure of the company which significantly affects the investment’s inherent value or when it believes that the market value of an investment is overpriced relative to its intrinsic value.

Temporary Defensive Positions.
 In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the Portfolio may temporarily hold a larger than normal portion of its assets in U.S. Government securities, money market funds, cash, exchange-traded funds, cash equivalents, or short-term investments. The Adviser will determine when market conditions warrant temporary defensive measures with respect to the Portfolio. Under such conditions, the Portfolio may not invest in accordance with its investment objective or principal investment strategies and may not achieve its investment objective.

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2.	The following risks in the section of the Prospectus entitled “Principal Investment Risks” on pages 3-4 are hereby restated as follows to remove references to Cadence:

Management Risk.
Because the Portfolio is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Portfolio to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Adviser’s investment techniques and risk analysis will produce the desired result.

Style Risk.
Value securities involve the risk that they may never reach their expected full market value, either because the market fails to recognize the securities’ intrinsic value or the expected value was misgauged. The Adviser may identify opportunities in industries that appear to be temporarily depressed. The prices of securities in these industries may tend to go down more than those of companies in other industries. Since the Portfolio is not limited to investing in stocks, the Portfolio may own significant non-equity instruments in a rising stock market, thereby producing smaller gains than a fund invested solely in stocks. Because of the Portfolio’s disciplined and deliberate investing approach, there may be times when the Portfolio will have a significant cash position. A substantial cash position can adversely impact Portfolio performance in certain market conditions and may make it more difficult for the Portfolio to achieve its investment objective.

Currency Hedging Risk.
The Adviser may seek to hedge all or a portion of the Portfolio’s foreign currency risk. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or conditions or that any efforts to do so will be successful.

Insolvency and Bankruptcy Risk.
The Portfolio’s investments in obligations of stressed, distressed and bankrupt issuers, including debt obligations that are in default, generally trade significantly below par and are considered speculative. There is even a potential risk of loss by the Portfolio of its entire investment in such securities. There are a number of significant risks inherent in the bankruptcy process. A bankruptcy filing by an issuer may adversely and permanently affect the market position and operations of the issuer. The Adviser, on behalf of the Portfolio, may also participate on committees formed by creditors to negotiate with debtors with respect to restructuring issues. There can be no assurance that the Adviser’s participation would yield favorable results for the Portfolio, and such participation may subject the Portfolio to additional duties, liabilities and trading restrictions in a particular investment.

Cybersecurity Risk.
As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Portfolio. The Adviser, Sub-Adviser and Portfolio may be susceptible to operational and information security risk. Cybersecurity failures or breaches of the Portfolio or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Portfolio and its shareholders could be negatively impacted as a result.

3.	The following information is hereby added to the section of the Prospectus entitled “Principal Investment Risks” on pages 3-4:

Focused Investing Risk.
Although the Portfolio is classified as a diversified investment company under the Investment Company Act of 1940, as amended (“1940 Act”), the Portfolio’s investments will normally be more focused than its peers and may emphasize investments in some issuers, industries, sectors or geographic regions more than others.  To the extent that the Portfolio increases the relative emphasis of its investments in a particular issuer, industry, sector or geographic region, its share values may fluctuate in response to events affecting such issuer, industry, sector or geographic region. The Portfolio does not lose its status as a diversified investment company because of any subsequent discrepancy between the value of its various investments and the diversification requirements of the 1940 Act, so long as any such discrepancy existing immediately after the Portfolio's acquisition of any security or other property is neither wholly nor partly the result of such acquisition.  Therefore, the Portfolio from time to time may be considered "non-diversified" by the 1940 Act despite its classification as a diversified investment company.

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4.	The information in the sections entitled “Investment Adviser,” “Investment Sub-Adviser” and “Portfolio Managers” on page 5 of the Prospectus is hereby removed and replaced with the following:

Investment Adviser

Third Avenue Management LLC serves as the Portfolio’s investment adviser.

Portfolio Manager

Matthew Fine, CFA, Portfolio Manager since September 2017.

5.	The following risks in the section of the Prospectus entitled “Investment Risks” on pages 6-9 are hereby restated as follows to remove references to Cadence:

Management Risk.
The Portfolio is subject to management risk because it is an actively managed investment portfolio. Management risk is the chance that security selection or focus on securities in a particular style, market sector or group of companies will cause the Portfolio to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. The Adviser and will apply its investment technique and risk analysis in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired result.

Style Risk.
Value securities involve the risk that they may never reach their expected full market value, either because the market fails to recognize the securities’ intrinsic value or the expected value was misgauged. The Adviser may identify opportunities in industries that appear to be temporarily depressed. The prices of securities in these industries may tend to go down more than those of companies in other industries.

Currency Hedging Risk.
The Adviser may seek to hedge all or a portion of the Portfolio’s foreign currency risk. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or conditions or that any effort to do so will be successful.

High-Yield and Distressed Risk.
The Portfolio’s investments in high-yield debt securities (commonly known as “junk bonds”) and distressed securities may expose the Portfolio to greater risks than if the Portfolio only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. The prices of high yield securities can fall in response to negative news about the issuer or its industry, or the economy in general to a greater extent than those of higher rated securities.

Issuers of high-yield securities are not as strong financially as those with higher credit ratings, so the securities are usually considered speculative investments. These issuers are more vulnerable to financial setbacks and recession than are more creditworthy issuers, which may impair their ability to make interest and principal payments. The Portfolio may also invest in distressed securities, which the Adviser considers to be issued by companies that are, or might be, involved in reorganizations or financial restructurings, either out of court or in bankruptcy. The Portfolio’s investments in distressed securities typically may involve the purchase of high-yield bonds, bank debt or other indebtedness of such companies.

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Insolvency and Bankruptcy Risk.
The Portfolio’s investments in obligations of stressed, distressed and bankrupt issuers, including debt obligations that are in default, generally trade significantly below par and are considered speculative. The repayment of defaulted obligations is subject to significant uncertainties. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Typically such workout or bankruptcy proceedings result in only partial recovery of cash payments or an exchange of the defaulted obligation for other debt or equity securities of the issuer or its affiliates, which may in turn be illiquid or speculative. There is even a potential risk of loss by the Portfolio of its entire investment in such securities. There are a number of significant risks inherent in the bankruptcy process. A bankruptcy filing by an issuer may adversely and permanently affect the market position and operations of the issuer. Many factors of the bankruptcy process, including court decisions, the size and priority of other claims, and the duration and costs of the bankruptcy process, are beyond the control of the Portfolio and can adversely affect the Portfolio’s return on investment. For example, a court could invalidate or subordinate a debt obligation of, or reclaim amounts paid by a debtor to, the Portfolio. To the extent that any such payments are recaptured from the Portfolio the resulting loss will be borne by the Portfolio and its investors. The Adviser, on behalf of the Portfolio, may also participate on committees formed by creditors to negotiate with debtors with respect to restructuring issues. There can be no assurance that the Adviser’s participation would yield favorable results for the Portfolio, and such participation may subject the Portfolio to additional duties, liabilities and trading restrictions in a particular investment.

Cybersecurity Risk.
As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Portfolio. The Adviser and Portfolio may be susceptible to operational and information security risk. Cybersecurity failures or breaches of the Portfolio or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Portfolio and its shareholders could be negatively impacted as a result.

Since the Portfolio is not limited to investing in stocks, the Portfolio may own significant non-equity instruments in a rising stock market, thereby producing smaller gains than a portfolio invested solely in stocks. Because of the Portfolio’s disciplined and deliberate investing approach, there may be times when the Portfolio will have a significant cash position. A substantial cash position can adversely impact the Portfolio’s performance in certain market conditions, and may make it more difficult for the Portfolio to achieve its investment objective.

6.	The following information is hereby added to the section of the Prospectus entitled “Investment Risks” on pages 6-9:

Focused Investing Risk.
Although the Portfolio is a diversified investment company under the 1940 Act, the Portfolio’s investments will normally be more focused than its peers and may emphasize investments in some issuers, industries, sectors or geographic regions more than others. To the extent that the Portfolio increases the relative emphasis of its investments in a particular issuer, industry, sector or geographic region, its share values may fluctuate in response to events affecting such issuer, industry, sector or geographic region. The Portfolio does not lose its status as a diversified investment company because of any subsequent discrepancy between the value of its various investments and the diversification requirements of the Act, so long as any such discrepancy existing immediately after the Portfolio's acquisition of any security or other property is neither wholly nor partly the result of such acquisition.  Therefore, the Portfolio from time to time may have an investment portfolio that is considered "non-diversified" by the 1940 Act despite its classification as a diversified investment company.

7.	The section entitled “The Investment Adviser, Sub-Adviser and Distributor” on page 10 of the Prospectus is hereby removed and replaced with the following:

The Investment Adviser and Distributor

Third Avenue Management LLC, 622 Third Avenue, New York, NY 10017, is an investment adviser registered with the SEC that provides advisory services for the Portfolio. The Adviser manages the Portfolio’s investments, provides various administrative services and supervises the Portfolio’s daily business affairs, subject to the oversight of the Board of Trustees of Third Avenue Variable Series Trust (the “Trust”). The Adviser provides investment advisory services to 3 other open-end U.S. mutual funds with assets of approximately $1.2 billion as of March 31, 2020. The Adviser or its predecessor has been an investment adviser for mutual funds since its organization in 1986.

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Foreside Fund Services, LLC (the “Distributor”), serves as the distributor of the Portfolio. The Distributor is not affiliated with the Adviser or Affiliated Managers Group Inc., which owns an indirect-majority equity interest in the Adviser. The Distributor receives no compensation from the Portfolio, although the Adviser pays the Distributor a fee for certain distribution-related services.

8.	The information in the section entitled “Portfolio Managers” on page 11 of the Prospectus is hereby removed and replaced with the following:

Portfolio Manager

The Statement of Additional Information (“SAI”) provides additional information about the portfolio manager’s compensation, additional accounts that they manage, and ownership of shares in the Portfolio. The Portfolio is managed by a single portfolio manager. The portfolio manager is supported by Third Avenue’s full complement of securities analysts.

Matthew Fine, CFA

Mr. Fine is a Portfolio Manager of the FFI Strategies Portfolio. Mr. Fine also serves as a member of Third Avenue’s Management Committee.

Mr. Fine joined Third Avenue in 2000 and began working with Third Avenue’s international team in an effort to identify investment opportunities in the wake of the Argentine crisis of 2001. Mr. Fine has extensive global investment experience across developed and developing markets throughout North America, Latin America, Europe and Asia.

Mr. Fine joined Third Avenue’s research and portfolio management team as a research associate, the first position typically held by Third Avenue’s internally developed talent. He became a senior research analyst in 2008, a principal of the firm in 2009 and lead portfolio manager of the Third Avenue International Value Fund in 2014.

Mr. Fine holds a B.A. in Economics from Hamilton College. He is a CFA Charterholder, a member of the New York Society of Security Analysts and a member of the Board of Trustees of Suffield Academy.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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Third Avenue Variable Series Trust
(the “Trust”)

FFI Strategies Portfolio
(the “Portfolio”)

Supplement dated November 9, 2020 to the Statement of Additional Information (“SAI”) dated
April 30, 2020

The information in this Supplement contains new and additional information beyond that in the SAI and should be read in conjunction with the SAI.

In connection with the resignation of Cadence Capital Management LLC (“Cadence” or “the Sub-Adviser”) as sub-adviser to the Portfolio, the following changes to the SAI are effective as of November 30, 2020:

1.	References in the Portfolio’s SAI to Cadence or the Sub-Adviser are hereby removed.

2.	The information in the second paragraph of the section entitled “Investment Policies and Risks” on page 1 of the SAI is hereby removed and replaced with the following:

The Portfolio expects to invest in a broad range of securities and other instruments subject to the Portfolio’s principal investment strategies. The particular types of investments and the percentage of the Portfolio’s assets invested in each type will vary depending on where the adviser, Third Avenue Management LLC (the “Adviser”), sees the most value at the time of investment. In managing the Portfolio, Third Avenue seeks to acquire common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what the Adviser believes is their intrinsic value. The following is a description of the different types of investments in which the Portfolio may invest and certain of the risks relating to those investments.

3.	The information in the section entitled “Investment Sub-Adviser” on page 31 of the SAI is hereby removed.

4.	The information in the first paragraph of the section entitled “Investment Advisory Agreement” on page 31 of the SAI is hereby removed and replaced with the following:

The investment advisory services of the Adviser are furnished to the Portfolio pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser supervises and assists in the management of the Trust, provides investment research and research evaluation, and arranges for execution of the Portfolio’s purchase and sale of securities and other assets.

5.	The information in the section entitled “Investment Sub-Advisory Agreement” on pages 32-33 of the SAI is hereby removed.

6.	The information in the section entitled “Portfolio Managers of the Cadence Account” on pages 35-36 of the SAI is hereby removed.

7.	The information in the section entitled “Code of Ethics” on page 38 of the SAI is hereby removed and replaced with the following:

In accordance with Rule 17j-1 of the 1940 Act, the Trust and the Adviser have each adopted a code of ethics (each, a “Code” and together, the “Codes”).

The Codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among the Adviser or the Trust. Each Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Codes may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by the Portfolio under certain circumstances.

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Under the Code adopted by the Trust, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under the Code adopted by the Adviser, personal trading is subject to pre-clearance and other conditions set forth in its Code.

On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding all of the Codes, including information about any material violations of the Codes. The Codes are on public file as exhibits to the Trust’s registration statement with the SEC.

8.	The information in the section entitled “Proxy Voting Policies” on pages 38-39 of the SAI is hereby removed and replaced with the following:

The Trust, on behalf of the Portfolio, has delegated the responsibility of the Portfolio’s proxy voting to the Adviser. The Adviser has adopted proxy voting policies and procedures on behalf of client accounts for which each has voting discretion, including the Portfolio.

How Shares Will Be Voted by the Adviser

Under the Adviser’s proxy voting policy, client portfolio securities must be voted in the best interests of the clients. The Adviser’s Proxy Voting Committee, consisting of Senior Portfolio Managers and Research Analysts, determines how proxies shall be voted by applying the guidelines set forth in the Adviser’s proxy voting policy. The proxy guidelines address, for example, the elections of directors, classified boards, cumulative voting and blank check preferred stock. In virtually all instances, the Committee delegates the responsibility for making each voting determination to an appropriate member of the Committee who has primary responsibility for the security in question. A member of the Legal and Compliance department (the “designee”), participates in decisions to present issues for a vote, fields any conflict issues, documents deviations from policy guidelines and documents all voting decisions. The Proxy Voting Committee may seek the input of the Adviser’s other Portfolio Managers or Research Analysts who may have particular familiarity with the matter to be voted.

The Adviser will typically abstain from voting if it believes the cost to vote will exceed the potential benefit to clients. The most common circumstances where that may be the case involve foreign proxies. In addition, the Adviser may also be restricted from voting proxies of a particular issuer during certain periods if it has made certain regulatory filings with respect to that issuer. The Adviser’s Legal and Compliance Department oversees the administration of proxy voting and processing proxy votes in accordance with the Adviser’s proxy voting policy.

Any employee of the Adviser who may have direct or indirect influence on proxy voting decisions who becomes aware of a potential or actual conflict of interest in voting a proxy or the appearance of a conflict of interest is required to bring the issue to the Adviser’s Chief Operating Officer (“COO”). The Adviser’s COO will analyze each potential or actual conflict presented to determine materiality and will document each situation and its resolution. When presented with an actual or potential conflict in voting a proxy, the Adviser’s COO is required to address the matter using an appropriate method to assure that the proxy vote is free from any improper influence, by (1) determining that there is no conflict or that it is immaterial, (2) ensuring that the Adviser votes in accordance with a predetermined policy,

(
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) engaging an independent third party professional to vote the proxy or advise the Adviser how to vote or (
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) presenting the conflict to the Board of the Trust and obtaining direction on how to vote. The Adviser maintains required records relating to votes cast and the Adviser’s proxy voting policies and procedures in accordance with applicable law.
The Adviser’s proxy voting policies and procedures, are set forth in Appendix B to this SAI.

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For anyone wishing to receive information on how the Portfolio voted during the year ended June 30th, the information can be obtained after the following August 31st without cost:

•	on the Adviser’s website at www.thirdave.com; or

•	on a website maintained by the SEC at www.sec.gov .

9.	The information in the section entitled “Portfolio Trading Practices of the Sub-Adviser” on page 41 of the SAI is hereby removed.

10.	Appendix C of the SAI is hereby removed.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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